Gains or losses on non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Gains or losses on non-current assets held for sale not classified as discontinued operations	Gains or losses on non-current assets held for sale not classified as discontinued operations
The detail of Gains/(losses) on non-current assets held for sale not classified as discontinued operations is as follows:

EUR million
Net balance	2024	2023	2022
Tangible assets	(24)	(20)	7
Impairment (note 12)	(92)	(51)	(94)
Gain (loss) on sale (note 12)	68	31	101
Other gains and other losses	(3)	—	—
	(27)	(20)	7